1801 California Street, Suite 5200 Denver, Colorado 80202

May 21, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

    (File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the filing pursuant to Rule 497(c) of the Prospectus dated May 1, 2018, as filed electronically via EDGAR with the Securities and Exchange Commission on May 4, 2018 (Accession #0001193125-18-152562).

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1311.

Very truly yours,

/s/ Cathleen M. Livingstone
Cathleen M. Livingstone
Manager, Registered Products and Distribution
Transamerica Asset Management, Inc.